Share-based payments - Stock options (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Share-based payments
Share-based compensation expense	$ 4,959	$ 10,089	$ 13,131	$ 13,131
Minimum
Share-based payments
Exercise price			$ 264.4
Expiration period			5 years
Maximum
Share-based payments
Exercise price			$ 243,540
Expiration period			10 years